FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Net foreign investment (Details) - Debt instruments $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Securities designated as hedged instrument				$ 2,200,000	$ 2,200,000	$ 2,200,000
Net foreign investment
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Adjustment recognized in other comprehensive income	$ (341,792)	$ (60,258)	$ (584,650)